Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019
Income Taxes (Textual)
Operating loss carryforwards		$ 18,664,091
Operating loss carryforwards future taxable income expire date		Dec. 31, 2038
Operating loss carry forwards, description		The Company has net operating loss carryforwards of approximately $18,664,091 to reduce future taxable income. Of the $18,664,091, $15,789,653, can be used through 2038, and $2,874,438 may be carried forward indefinitely.
Provision for income taxes at the federal statutory rates		21.00%
Minimum [Member]
Income Taxes (Textual)
Federal income tax rate	21.00%
Maximum [Member]
Income Taxes (Textual)
Federal income tax rate	34.00%